Award Timing Disclosure	12 Months Ended
Dec. 28, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We have never had any programs, policies, or practices which are intended to time stock option grants with the release of material, non-public information in a manner that would provide advantageous option exercise prices to grant recipients. Option exercise prices are, in all cases, equal to the closing price of our common stock on the date of grant.